Average Annual Total Returns - Class A - Thrivent Government Bond Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A (after taxes on distributions) 1 Year	Class A (after taxes on distributions) 5 Years	Class A (after taxes on distributions) 10 Years	Class A (after taxes on distributions and redemptions) 1 Year	Class A (after taxes on distributions and redemptions) 5 Years	Class A (after taxes on distributions and redemptions) 10 Years	Bloomberg Barclays U.S. Treasury Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Treasury Index(reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Treasury Index(reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays U.S. Agency Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Agency Index(reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Agency Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	4.82%	2.84%	2.61%	3.61%	1.96%	1.68%	3.01%	1.81%	1.68%	8.00%	3.77%	3.34%	5.48%	3.21%	2.61%